UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Avenue
          29th Floor
          New York, NY 10022


13F File Number: 028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125


Signature, Place and Date of Signing:

/s/ Ranjan Tandon              New York, New York             August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:   40

Form 13F Information Table Value Total:  $194,181
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number               Name

1.           028-10574                        Libra Associates, LLC

2.           028-10573                        Libra Fund, L.P.
----         -------------------               ------------------------------



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


                                                      FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6        COL 7      COLUMN 8

                              TITLE                         VALUE    SHRS OR    SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP       (X$1000) PRN AMT    PRN CALL  DISCRETION      MGRS   SOLE    SHARED NONE
--------------                --------          -----       -------- -------    --- ----  ----------      ----   ----    ------ ----
ADVANTAGE OIL & GAS LTD       COM               00765F101   4,158       713,400 SH        Shared-Defined  1,2       713,400
AGNICO EAGLE MINES LTD        COM               008474108   1,823        29,990 SH        Shared-Defined  1,2        29,990
ALLIANCE DATA SYSTEMS CORP    COM               018581108   3,660        61,500 SH        Shared-Defined  1,2        61,500
ANGLOGOLD ASHANTI LTD         SPONSORED ADR     035128206   3,708        85,881 SH        Shared-Defined  1,2        85,881
BALLY TECHNOLOGIES INC        COM               05874B107   1,900        58,648 SH        Shared-Defined  1,2        58,648
BANRO CORP                    COM               066800103   5,920     3,102,100 SH        Shared-Defined  1,2     3,102,100
BIG LOTS INC                  COM               089302103   9,446       294,363 SH        Shared-Defined  1,2       294,363
BUCYRUS INTL INC NEW          COM               118759109   2,923        61,600 SH        Shared-Defined  1,2        61,600
CHINA MOBILE LIMITED          SPONSORED ADR     16941M109   4,158        99,000 SH        Shared-Defined  1,2        99,000
CLAUDE RES INC                COM               182873109   3,376     3,150,000 SH        Shared-Defined  1,2     3,150,000
COMPTON PETE CORP             COM               204940100     840     1,489,100 SH        Shared-Defined  1,2     1,489,100
COTT CORP QUE                 COM               22163N106      58        10,000 SH        Shared-Defined  1,2        10,000
DARDEN RESTAURANTS INC        COM               237194105   7,047       181,400 SH        Shared-Defined  1,2       181,400
DENDREON CORP                 COM               24823Q107   3,139        97,100 SH        Shared-Defined  1,2        97,100
EBAY INC                      COM               278642103   3,628       185,000 SH        Shared-Defined  1,2       185,000
ELDORADO GOLD CORP NEW        COM               284902103   1,741        96,921 SH        Shared-Defined  1,2        96,921
EQUAL ENERGY LTD              COM               29390Q109   4,277       735,000 SH        Shared-Defined  1,2       735,000
EXETER RES CORP               COM               301835104   9,896     1,583,000 SH        Shared-Defined  1,2     1,583,000
GAMMON GOLD INC               COM               36467T106  29,624     5,420,140 SH        Shared-Defined  1,2     5,420,140
GOLDCORP INC NEW              COM               380956409   3,584        81,800 SH        Shared-Defined  1,2        81,800
GOLDCORP INC NEW              *W EXP 06/09/201  380956177     343        57,000 SH        Shared-Defined  1,2        57,000
GOLDEN STAR RES LTD CDA       COM               38119T104   6,697     1,529,044 SH        Shared-Defined  1,2     1,529,044
GRAN TIERRA ENERGY INC        COM               38500T101   1,667       331,500 SH        Shared-Defined  1,2       331,500
GREAT BASIN GOLD LTD          COM               390124105  18,881    11,096,729 SH        Shared-Defined  1,2    11,096,729
ITT EDUCATIONAL SERVICES INC  COM               45068B109   2,755        33,189 SH        Shared-Defined  1,2        33,189
KEEGAN RES INC                COM               487275109   5,667     1,065,100 SH        Shared-Defined  1,2     1,065,100
LEXMARK INTL NEW              CL A              529771107   2,147        65,000 SH        Shared-Defined  1,2        65,000
MARKET VECTORS ETF TR         RUSSIA ETF        57060U506     561        20,000 SH        Shared-Defined  1,2        20,000
MINEFINDERS LTD               COM               602900102   6,672       748,179 SH        Shared-Defined  1,2       748,179
NETSUITE INC                  COM               64118Q107   1,661       131,447 SH        Shared-Defined  1,2       131,447
NEWMONT MINING CORP           COM               651639106   4,195        67,944 SH        Shared-Defined  1,2        67,944
OVERSEAS SHIPHOLDING GROUP I  COM               690368105     556        15,000 SH        Shared-Defined  1,2        15,000
POWERSHARES QQQ TRUST         UNIT SER 1        73935A104   5,979       140,000 SH        Shared-Defined  1,2       140,000
QUATERRA RES INC              COM               747952109   2,118     2,069,267 SH        Shared-Defined  1,2     2,069,267
RUBICON MINERALS CORP         COM               780911103     387       112,600 SH        Shared-Defined  1,2       112,600
SILVER WHEATON CORP           COM               828336107   9,437       469,518 SH        Shared-Defined  1,2       469,518
TASEKO MINES LTD              COM               876511106   7,502     1,765,558 SH        Shared-Defined  1,2     1,765,558
VANTAGE DRILLING COMPANY      ORD SHS           G93205113   2,569     1,902,956 SH        Shared-Defined  1,2     1,902,956
VIMPELCOM LTD                 SPONSORED ADR     92719A106   4,456       275,405 SH        Shared-Defined  1,2       275,405
YAMANA GOLD INC               COM               98462Y100   5,026       489,600 SH        Shared-Defined  1,2       489,600

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